GOODWILL AND OTHER INTANGIBLE ASSETS (Goodwill By Operating Segment) (Details) (USD $) In Millions	12 Months Ended					3 Months Ended							9 Months Ended	12 Months Ended			12 Months Ended																								3 Months Ended		12 Months Ended							12 Months Ended		3 Months Ended	12 Months Ended							12 Months Ended									12 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2008		Mar. 31, 2010 Electronic and Functional Materials [Member] Rohm And Haas [Member]	Mar. 31, 2010 Coatings and Infrastructure Solutions [Member] Rohm And Haas [Member]	Mar. 31, 2010 Performance Materials [Member] Rohm And Haas [Member]	Mar. 31, 2010 Performance Plastics [Member] Rohm And Haas [Member]	Mar. 31, 2010 Agricultural Sciences [Member] Rohm And Haas [Member]	Mar. 31, 2010 Rohm And Haas [Member]		Dec. 31, 2009 Rohm And Haas [Member]	Mar. 31, 2010 Rohm And Haas [Member]	Apr. 30, 2009 Rohm And Haas [Member]	Apr. 02, 2009 Rohm And Haas [Member]	Dec. 31, 2010 Electronic and Functional Materials [Member]	Dec. 31, 2009 Electronic and Functional Materials [Member]		Dec. 31, 2008 Electronic and Functional Materials [Member]		Dec. 31, 2010 Electronic and Functional Materials [Member] Styron [Member]	Dec. 31, 2010 Electronic and Functional Materials [Member] Powder Coatings [Member]	Dec. 31, 2010 Electronic and Functional Materials [Member] Hydrocarbon Resins [Member]	Dec. 31, 2010 Coatings and Infrastructure Solutions [Member]	Dec. 31, 2009 Coatings and Infrastructure Solutions [Member]		Dec. 31, 2008 Coatings and Infrastructure Solutions [Member]		Dec. 31, 2010 Coatings and Infrastructure Solutions [Member] Styron [Member]	Dec. 31, 2010 Coatings and Infrastructure Solutions [Member] Powder Coatings [Member]	Dec. 31, 2010 Coatings and Infrastructure Solutions [Member] Hydrocarbon Resins [Member]	Dec. 31, 2010 Agricultural Sciences [Member]	Dec. 31, 2009 Agricultural Sciences [Member]		Dec. 31, 2008 Agricultural Sciences [Member]		Dec. 31, 2010 Agricultural Sciences [Member] Styron [Member]	Dec. 31, 2010 Agricultural Sciences [Member] Powder Coatings [Member]	Dec. 31, 2010 Agricultural Sciences [Member] Hydrocarbon Resins [Member]	Dec. 31, 2009 Performance Materials [Member]	Dec. 31, 2008 Performance Materials [Member]	Dec. 31, 2010 Performance Materials [Member]	Dec. 31, 2009 Performance Materials [Member]		Dec. 31, 2008 Performance Materials [Member]		Dec. 31, 2010 Performance Materials [Member] Styron [Member]	Jun. 17, 2010 Performance Materials [Member] Styron [Member]	Dec. 31, 2010 Performance Materials [Member] Powder Coatings [Member]	Dec. 31, 2010 Performance Materials [Member] Hydrocarbon Resins [Member]	Dec. 31, 2008 Performance Plastics [Member]	Dec. 31, 2010 Performance Plastics [Member]	Dec. 31, 2009 Performance Plastics [Member]		Dec. 31, 2008 Performance Plastics [Member]		Dec. 31, 2010 Performance Plastics [Member] Styron [Member]	Jun. 17, 2010 Performance Plastics [Member] Styron [Member]	Dec. 31, 2010 Performance Plastics [Member] Powder Coatings [Member]	Dec. 31, 2010 Performance Plastics [Member] Hydrocarbon Resins [Member]	Dec. 31, 2010 Feedstocks and Energy [Member]	Dec. 31, 2009 Feedstocks and Energy [Member]		Dec. 31, 2008 Feedstocks and Energy [Member]		Dec. 31, 2010 Feedstocks and Energy [Member] Styron [Member]	Jun. 17, 2010 Feedstocks and Energy [Member] Styron [Member]	Dec. 31, 2010 Feedstocks and Energy [Member] Powder Coatings [Member]	Dec. 31, 2010 Feedstocks and Energy [Member] Hydrocarbon Resins [Member]	Dec. 31, 2010 Styron [Member]	Jun. 17, 2010 Styron [Member]	Dec. 31, 2010 Powder Coatings [Member]	Jun. 02, 2010 Powder Coatings [Member]	Dec. 31, 2010 Hydrocarbon Resins [Member]	Oct. 02, 2010 Hydrocarbon Resins [Member]
Goodwill [Roll Forward]
Goodwill, gross, beginning balance	$ 13,463																$ 4,967								$ 4,118								$ 1,546										$ 1,306										$ 1,463									$ 63
Goodwill, accumulated impairments, beginning balance	(250)																0								0								0										(220)										(30)									0
Net goodwill, beginning balance	13,213																4,967								4,118								1,546										1,086										1,433									63
Divestures																						0	0	(9)						0	(4)	0						0	0	0								(111)		0	0							(30)		0	0						0		0	0	(141)		(4)		(9)
Foreign currency impact	(92)																(9)								(57)								0										(9)										(17)									0
Net goodwill, ending balance	12,967	13,213															4,949	4,967							4,057	4,118							1,546	1,546							1,086		966	1,086									1,386	1,433								63	63
Goodwill, accumulated impairments, ending balance	246	250															0	0							0	0							0	0							220		216	220									30	30								0	0
Goodwill, gross, ending balance	13,213	13,463															4,949	4,967							4,057	4,118							1,546	1,546							1,306		1,182	1,306									1,416	1,463								63	63
Business Acquisition Purchase Price Allocation Goodwill Not Tax Deductible Amount															9,707	9,707
Goodwill, Allocation Adjustment						33	47	4	13	2	99	[1]	(244) [1]	(145)
Disposal Group, Including Discontinued Operation, Goodwill																																																	111										30									0				141		4		9
Disposal Group, Including Discontinued Operation, Intangible Assets, Net																																																																								16
Goodwill impairment losses	$ 0	$ 7	[2]	$ 239	[2]													$ 0	[2]	$ 0	[2]					$ 0	[2]	$ 0	[2]					$ 0	[2]	$ 0	[2]				$ 7	$ 209		$ 7	[2]	$ 209	[2]					$ 30		$ 0	[2]	$ 30	[2]						$ 0	[2]	$ 0	[2]

[1]	See Note I for additional information.
[2]	See Note I for information regarding the goodwill impairment losses.